Share-Based and Other Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2018
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Activity
Stock Option activity during 2018 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2018	2,084	$3.84
Granted	3	19.5
Exercised	(852)	3.77
Expired	(126)	5.67
Outstanding at December 31, 2018	1,109	$3.71	5.7	$19.6
Exercisable at December 31, 2018	1,037	$3.71	5.6	$18.3

Anti-Dilution Option Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Activity

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2018	1,610	$11.98
Outstanding at December 31, 2018	1,610	$11.98	4.1	$15.1
Excercisable at December 31, 2018	1,610	$11.98	4.1	$15.1

Time Based Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Award Activity
Time-based RSUs activity during 2018 was as follows:

	Number of RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2018	3,417	$7.56
Granted	1,490	7.99
Vested (1)	(2,113)	10.07
Forfeited	(192)	5.42
Outstanding at December 31, 2018	2,602	$5.93	1.6	$40.2

(1)	The total vested RSUs includes 1,025 RSUs that were vested in prior years but settled in 2018.

Performance Based Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Award Activity
Performance-based RSUs activity during 2018 was as follows:

	Number of RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2018	2,156	$2.89
Granted	930	4.53
Cancelled	(348)	8.97
Forfeited	(114)	2.28
Outstanding at December 31, 2018	2,624	$2.69	1.1	$49.1